Segment Information (Details)	6 Months Ended	7 Months Ended
	Jun. 30, 2026 segment	Dec. 31, 2025
Single Operating Segment [Member]
Segment Information (Details) [Line Items]
Description of operating segment	The Company’s CODMs have been identified as the Chief Executive Officer and the Chief Financial Officer, who review the operating results for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that the Company only has one operating segment.	The Company’s CODMs have been identified as the Chief Executive Officer and the Chief Financial Officer, who review the operating results for the Company as a whole to make decisions about allocating resources and assessing financial performance.
Number of operating segments	1	1
Reportable flag	false	false
Chief Executive Officer
Segment Information (Details) [Line Items]
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Operating Officer [Member]	Chief Executive Officer
Chief Financial Officer
Segment Information (Details) [Line Items]
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Financial Officer	Chief Financial Officer